Notes Payable, Net (Details) - Schedule of notes payable - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of notes payable [Abstract]
Paycheck Protection Program Loan #1		$ 485,760
Paycheck Protection Program Loan #2	485,760
Installment loan payable related to a vehicle acquisition payable in monthly payments of $539 per month at an interest rate of 10.8% per annum payable for 36 months	4,632	7,526	$ 12,866
Notes Payable, Net	490,392	493,286	1,976,278
Notes Payable, current portion,	4,632	5,947
Notes Payable, net of current portion	485,760	487,339
Total	$ 490,392	$ 493,286	$ 1,976,278